Expense Example, No Redemption (Vanguard Health Care Fund Retail)	Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard Health Care Fund Vanguard Health Care Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	35	30
3 YEAR	109	93
5 YEAR	191	163
10 YEAR	431	368